Columbia Small Cap Value Fund II
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Value Fund II, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 1.1%
Interactive Media & Services 0.6%
Shutterstock, Inc.	177,895	7,227,874
Media 0.5%
Magnite, Inc.(a)	482,540	5,954,543
Total Communication Services		13,182,417
Consumer Discretionary 14.3%
Broadline Retail 0.8%
Savers Value Village, Inc.(a)	672,750	9,122,490
Diversified Consumer Services 0.4%
Perdoceo Education Corp.	219,630	4,941,675
Hotels, Restaurants & Leisure 2.2%
International Game Technology PLC	649,854	12,828,118
Red Rock Resorts, Inc., Class A	258,896	13,268,420
Total		26,096,538
Household Durables 3.6%
Cavco Industries, Inc.(a)	36,220	12,937,784
KB Home	211,133	14,905,990
Taylor Morrison Home Corp., Class A(a)	250,823	14,505,094
Total		42,348,868
Specialty Retail 5.3%
Advance Auto Parts, Inc.	145,787	10,298,394
American Eagle Outfitters, Inc.	618,881	13,596,816
Group 1 Automotive, Inc.	59,192	18,407,528
Signet Jewelers Ltd.	174,466	19,102,282
Total		61,405,020
Textiles, Apparel & Luxury Goods 2.0%
Carter’s, Inc.	124,550	8,519,220
Kontoor Brands, Inc.	208,255	15,273,421
Total		23,792,641
Total Consumer Discretionary		167,707,232
Consumer Staples 1.9%
Household Products 1.1%
Central Garden & Pet Co., Class A(a)	352,796	13,176,931
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.8%
BellRing Brands, Inc.(a)	164,023	9,541,218
Total Consumer Staples		22,718,149
Energy 8.0%
Oil, Gas & Consumable Fuels 8.0%
Chord Energy Corp.	71,784	13,309,471
Civitas Resources, Inc.	166,100	12,218,316
CNX Resources Corp.(a)	420,662	11,063,411
Golar LNG Ltd.	513,466	13,499,021
Murphy Oil Corp.	345,660	14,790,791
PBF Energy, Inc., Class A	288,260	13,355,086
SM Energy Co.	313,129	15,791,096
Total		94,027,192
Total Energy		94,027,192
Financials 19.8%
Banks 11.8%
Bank of NT Butterfield & Son Ltd. (The)	263,892	8,990,800
BankUnited, Inc.	400,388	11,487,132
BOK Financial Corp.	95,110	8,618,868
First Horizon Corp.	630,734	9,990,827
FNB Corp.	923,860	12,721,552
Fulton Financial Corp.	952,243	16,035,772
Hancock Whitney Corp.	365,513	17,080,422
Popular, Inc.	132,461	11,790,354
Synovus Financial Corp.	329,535	13,079,244
WaFd, Inc.	376,361	10,541,872
Westamerica BanCorp	127,775	6,237,976
Zions Bancorp	277,357	11,979,049
Total		138,553,868
Capital Markets 3.0%
Lazard, Inc.	357,017	14,362,794
Stifel Financial Corp.	106,855	8,649,912
StoneX Group, Inc.(a)	162,153	12,172,826
Total		35,185,532

Columbia Small Cap Value Fund II  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund II, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.6%
MGIC Investment Corp.	553,955	11,633,055
Radian Group, Inc.	605,121	18,903,980
Total		30,537,035
Insurance 2.4%
Assured Guaranty Ltd.	180,090	13,996,595
Axis Capital Holdings Ltd.	189,570	14,005,431
Total		28,002,026
Total Financials		232,278,461
Health Care 7.4%
Biotechnology 2.2%
Apellis Pharmaceuticals, Inc.(a)	194,183	7,621,683
Arrowhead Pharmaceuticals, Inc.(a)	184,861	4,242,560
BioCryst Pharmaceuticals, Inc.(a)	519,199	3,354,025
Insmed, Inc.(a)	102,992	5,669,710
SpringWorks Therapeutics, Inc.(a)	123,328	5,113,179
Total		26,001,157
Health Care Equipment & Supplies 3.4%
Haemonetics Corp.(a)	109,587	9,214,075
LivaNova PLC(a)	309,503	18,901,348
Merit Medical Systems, Inc.(a)	141,550	11,486,782
Total		39,602,205
Health Care Technology 0.8%
GoodRx Holdings, Inc., Class A(a)	1,181,271	9,296,603
Pharmaceuticals 1.0%
Intra-Cellular Therapies, Inc.(a)	77,690	5,223,876
Prestige Consumer Healthcare, Inc.(a)	103,568	6,660,458
Total		11,884,334
Total Health Care		86,784,299
Industrials 15.5%
Aerospace & Defense 1.5%
Moog, Inc., Class A	100,411	17,012,636
Building Products 0.9%
AZZ, Inc.	125,165	10,498,840
Commercial Services & Supplies 1.0%
HNI Corp.	261,133	12,286,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 1.1%
Fluor Corp.(a)	308,903	13,406,390
Ground Transportation 1.5%
ArcBest Corp.	101,096	10,667,650
Marten Transport Ltd.	421,211	7,455,435
Total		18,123,085
Machinery 2.1%
Hillenbrand, Inc.	263,646	12,256,902
SPX Technologies, Inc.(a)	85,430	11,910,651
Total		24,167,553
Marine Transportation 2.8%
Kirby Corp.(a)	116,412	14,454,878
Matson, Inc.	143,354	18,377,983
Total		32,832,861
Professional Services 2.0%
Alight, Inc., Class A(a)	1,428,186	11,068,441
Science Applications International Corp.	90,221	12,148,258
Total		23,216,699
Trading Companies & Distributors 2.6%
Beacon Roofing Supply, Inc.(a)	165,123	16,026,838
Herc Holdings Inc	68,210	9,895,225
MRC Global, Inc.(a)	376,490	5,003,552
Total		30,925,615
Total Industrials		182,469,987
Information Technology 10.5%
Communications Equipment 1.2%
Applied Optoelectronics, Inc.(a)	560,400	5,878,596
Lumentum Holdings, Inc.(a)	202,840	8,823,540
Total		14,702,136
Electronic Equipment, Instruments & Components 4.7%
Crane NXT Co.	205,094	12,966,043
Knowles Corp.(a)	487,041	8,532,958
Scansource, Inc.(a)	108,426	5,142,645
Vishay Intertechnology, Inc.	748,859	17,695,538
Vontier Corp.	279,924	11,191,362
Total		55,528,546
Columbia Small Cap Value Fund II  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund II, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.2%
Kyndryl Holdings, Inc.(a)	515,011	13,704,442
Software 3.4%
Blackbaud, Inc.(a)	118,142	9,207,988
Clear Secure, Inc., Class A	409,633	6,918,701
N-Able, Inc.(a)	867,406	11,579,870
Progress Software Corp.	237,172	12,012,762
Total		39,719,321
Total Information Technology		123,654,445
Materials 8.4%
Chemicals 3.8%
Avient Corp.	292,738	13,079,534
Cabot Corp.	138,927	14,212,232
Minerals Technologies, Inc.	203,100	17,618,925
Total		44,910,691
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	356,991	13,794,132
Metals & Mining 3.4%
ATI, Inc.(a)	199,415	12,232,116
Carpenter Technology Corp.	172,631	19,139,599
Ferroglobe PLC	791,620	4,710,139
Ryerson Holding Corp.	153,901	3,655,149
Total		39,737,003
Total Materials		98,441,826
Real Estate 7.4%
Diversified REITs 0.5%
American Assets Trust, Inc.	266,577	5,798,050
Hotel & Resort REITs 0.8%
RLJ Lodging Trust	959,208	9,572,896
Office REITs 0.7%
Cousins Properties, Inc.	370,401	8,567,375
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 1.1%
Cushman & Wakefield PLC(a)	1,166,900	12,964,259
Retail REITs 3.5%
Kite Realty Group Trust	598,786	13,125,389
Macerich Co. (The)	819,502	12,390,870
Tanger, Inc.	555,005	15,401,389
Total		40,917,648
Specialized REITs 0.8%
Rayonier, Inc.	323,113	9,699,852
Total Real Estate		87,520,080
Utilities 5.1%
Electric Utilities 2.6%
PNM Resources, Inc.	378,641	14,517,096
Portland General Electric Co.	346,396	15,435,406
Total		29,952,502
Gas Utilities 2.5%
New Jersey Resources Corp.	270,219	11,743,718
Spire, Inc.	291,738	17,880,622
Total		29,624,340
Total Utilities		59,576,842
Total Common Stocks (Cost $971,166,171)		1,168,360,930

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	9,121,061	9,119,236
Total Money Market Funds (Cost $9,118,324)		9,119,236
Total Investments in Securities (Cost: $980,284,495)		1,177,480,166
Other Assets & Liabilities, Net		(2,523,411)
Net Assets		1,174,956,755

Columbia Small Cap Value Fund II  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund II, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	940,253	123,760,158	(115,582,080)	905	9,119,236	984	75,107	9,121,061
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund II  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT230_02_P01_(07/24)